Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Class A Common Stock		Class B Common Stock		Common Equity EOS ENERGY STORAGE, LLC	Additional Paid in Capital		Accumulated Deficit EOS ENERGY STORAGE, LLC	Accumulated Deficit		EOS ENERGY STORAGE, LLC	Total		EOS ENERGY STORAGE, LLC
Balance at Dec. 31, 2017						$ 20,074,000			$ (96,087,000)						$ (76,013,000)
Balance, shares at Dec. 31, 2017						68,190,000
Stock-based compensation						$ 137,000									137,000
Stock-based compensation, shares
Net loss									(28,498,000)			$ (28,498,000)			(28,498,000)
Balance at Dec. 31, 2018						$ 20,211,000			(124,585,000)			(104,374,000)			(104,374,000)
Balance, shares at Dec. 31, 2018						68,190,000
Stock-based compensation						$ 105,000									105,000
Stock-based compensation, shares
Net loss									(60,655,000)			(60,655,000)			(60,655,000)
Balance at Sep. 30, 2019						$ 20,316,000			(185,240,000)				$ 1		164,924,000
Balance, shares at Sep. 30, 2019						68,190,000
Balance at Dec. 31, 2018						$ 20,211,000			(124,585,000)			(104,374,000)			(104,374,000)
Balance, shares at Dec. 31, 2018						68,190,000
Stock-based compensation						$ 135,000									135,000
Stock-based compensation, shares
Net loss									(79,483,000)			(79,483,000)			(79,483,000)
Balance at Dec. 31, 2019			[1]	$ 575	[1]	$ 20,346,000		[1]	(204,068,000)	(852)	[1]	(183,722,000)	(277)	[1]	(183,722,000)
Balance, shares at Dec. 31, 2019			[1]	5,750,000	[1]	68,190,000
Balance at Jun. 02, 2019	[2]			$ 575						(574)			1
Balance, shares at Jun. 02, 2019	[2]			5,750,000
Net loss
Balance at Sep. 30, 2019						$ 20,316,000			(185,240,000)				1		164,924,000
Balance, shares at Sep. 30, 2019						68,190,000
Balance at Jun. 02, 2019	[2]			$ 575						(574)			1
Balance, shares at Jun. 02, 2019	[2]			5,750,000
Net loss										(278)			(278)
Balance at Dec. 31, 2019			[1]	$ 575	[1]	$ 20,346,000		[1]	(204,068,000)	(852)	[1]	(183,722,000)	(277)	[1]	(183,722,000)
Balance, shares at Dec. 31, 2019			[1]	5,750,000	[1]	68,190,000
Net loss										(47)			(47)
Balance at Feb. 14, 2020				$ 575						(899)			(324)
Balance, shares at Feb. 14, 2020				5,750,000
Balance at Dec. 31, 2019			[1]	$ 575	[1]	$ 20,346,000		[1]	(204,068,000)	(852)	[1]	(183,722,000)	(277)	[1]	(183,722,000)
Balance, shares at Dec. 31, 2019			[1]	5,750,000	[1]	68,190,000
Cancellation of Founder Shares			[1]	$ (72)			72
Cancellation of Founder Shares, shares			[1]	(718,750)
Forfeiture of Class B common stock by Sponsor				$ (66)			66
Forfeiture of Class B common stock by Sponsor, shares				(656,250)
Class A common stock issued net of offering costs of $3,976,189		$ 1,750	[1]				171,022,061						171,023,811
Class A common stock issued net of offering costs of $3,976,189, shares		17,500,000	[1]
Private Placement of Class A common stock issued		$ 65	[1]				6,499,935						6,500,000
Private Placement of Class A common stock issued, shares		650,000	[1]
Common stock subject to possible redemption		$ 1,688	[1]				170,474,243
Common stock subject to possible redemption, shares		(16,878,805)	[1]
Stock-based compensation						$ 270,000									270,000
Stock-based compensation, shares
Net loss			[1]						(45,348,000)	(85,743)		(45,348,000)	(2,047,597)		(45,348,000)
Balance at Sep. 30, 2020				$ 437		$ 20,616,000	7,047,891		(249,416,000)			(228,800,000)	5,000,006		(228,800,000)
Balance, shares at Sep. 30, 2020				4,375,000		68,190,000
Balance at Jun. 30, 2020	[1]	$ 108		$ 437			5,086,056			(86,595)			5,000,006
Balance, shares at Jun. 30, 2020	[1]	1,075,881		4,375,000
Cancellation of Founder Shares
Forfeiture of Class B common stock by Sponsor
Common stock subject to possible redemption		$ 19					1,961,835						1,961,854
Common stock subject to possible redemption, shares		195,314
Net loss										$ (1,961,854)			(1,961,854)
Balance at Sep. 30, 2020				$ 437		$ 20,616,000	$ 7,047,891		$ (249,416,000)			$ (228,800,000)	$ 5,000,006		$ (228,800,000)
Balance, shares at Sep. 30, 2020				4,375,000		68,190,000

[1]	Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent that the underwriter's over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 stock split and reclassification for each share outstanding (Note 4).
[2]	Includes an aggregate of 656,250 shares that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 shares for each share outstanding (Note 4).